Summary of Significant Accounting Policies - Summary of Principal Foreign Currency Exchange Rates Used by the Group (Detail)	12 Months Ended
	Dec. 31, 2023 INR (₨) CHF (SFr) SEK (kr) SGD ($) JPY (¥) GBP (£) USD ($) MXN ($) HKD ($) CNY (¥)	Dec. 31, 2022 SGD ($) JPY (¥) GBP (£) USD ($) MXN ($) HKD ($) CNY (¥) SEK (kr) INR (₨) CHF (SFr)	Dec. 31, 2021 SEK (kr) INR (₨) CHF (SFr) SGD ($) JPY (¥) GBP (£) USD ($) MXN ($) HKD ($) CNY (¥)
CNY
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate | ¥	7.8592	7.4229	7.2197
Average | ¥	7.6352	7.0714	7.6372
CHF
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate | SFr	0.9336	0.9841	1.0347
Average | SFr	0.9709	1.0036	1.0818
GBP
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate | £	0.8693	0.8843	0.8389
Average | £	0.8694	0.8519	0.8603
HKD
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate	8.6727	8.3095	8.8304
Average	8.4863	8.239	9.1986
INR
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate | ₨	91.942	88.1789	84.3226
Average | ₨	88.9784	82.5907	87.5124
JPY
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate | ¥	156.5266	141.7666	130.2725
Average | ¥	151.4929	137.737	129.8404
MXN
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate	18.7952	20.7529	23.1683
Average	19.1355	21.0553	24.0754
SEK
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate | kr	11.0537	11.1472	10.2407
Average | kr	11.4722	10.6281	10.1418
SGD
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate	1.4616	1.4321	1.5303
Average	1.4524	1.4499	1.5902
USD
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Exchange rate	1.1096	1.0658	1.1324
Average	1.0841	1.0521	1.1835